Borrowings - Schedule of Currency Profile of Borrowings (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Currency Profile of Borrowings [Line Items]
Borrowings		$ 5,088,600
United States Dollar [Member]
Schedule of Currency Profile of Borrowings [Line Items]
Borrowings		3,126,631
Hong Kong Dollar [Member]
Schedule of Currency Profile of Borrowings [Line Items]
Borrowings		$ 1,961,969